Annual Total Returns- Vanguard Short-Term Treasury Index Fund (Admiral) [BarChart] - Admiral - Vanguard Short-Term Treasury Index Fund - Admiral Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.46%	0.37%	0.30%	0.50%	0.51%	0.78%	0.40%	1.46%	3.51%	3.09%